Note 5 - Stockholders' Equity - Options Issued Outside of 2007 Plan (Details) - Outside of the 2007 Plan [Member] - $ / shares			9 Months Ended		12 Months Ended
	Jun. 23, 2014	Feb. 20, 2014 [1]	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Balances, options outstanding (in shares)			19,394,975	17,965,291	17,965,291
Balances, weighted average price per share (in dollars per share)			$ 0.40	$ 0.40	$ 0.40
Option Shares (in shares)	40,000	40,000	906,973	1,893,434	2,075,934
Exercise Price (in dollars per share)		$ 0.35	$ 0.48	$ 0.35
Expired, options outstanding (in shares)				(46,250)
Expired, exercise price per share (in dollars per share)				$ 0.30
Expired, weighted average price per share (in dollars per share)				$ 0.30
Plan classification, options outstanding (in shares)				(600,000)
Plan classification, exercise price per share (in dollars per share)				$ 0.33
Balances, options outstanding (in shares)			20,241,948	19,212,474	19,394,975
Balances, weighted average price per share (in dollars per share)			$ 0.41	$ 0.44	$ 0.40
Exercised, options outstanding (in shares)			(60,000)
Exercised, exercise price per share (in dollars per share)			$ 0.25
Exercised, weighted average price per share (in dollars per share)			0.25
Minimum [Member]
Balances, exercise price per share (in dollars per share)			0.18	0.18	0.18
Granted, exercise price per share (in dollars per share)			0.33	0.34
Plan classification, exercise price per share (in dollars per share)				0.30
Balances, exercise price per share (in dollars per share)			0.18	0.18	0.18
Maximum [Member]
Balances, exercise price per share (in dollars per share)			1	1	1
Granted, exercise price per share (in dollars per share)			0.76	0.36
Expired, exercise price per share (in dollars per share)
Plan classification, exercise price per share (in dollars per share)				0.63
Balances, exercise price per share (in dollars per share)			$ 1	$ 1	$ 1

[1]	On February 20, 2014, we issued options to purchase 40,000 shares of our common stock at an exercise price of $0.35 per share, set to expire February 20, 2024, and to vest over the term of the agreement. The fair value of the Options totaled $14,000 of additional selling, general and administrative expenses.